Investment Property - Disclosure of Detailed Information About Investment Property Explanatory (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 34,812	₩ 25,137
Beginning balance	25,137	23,034
Transfer	13,900	4,732
Depreciation	(4,225)	(2,629)
Ending balance	34,812	25,137
Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	58,636	44,662
Beginning balance	44,662
Ending balance	58,636	44,662
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(23,824)	(19,525)
Beginning balance	(19,525)
Ending balance	(23,824)	(19,525)
Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	34,812	25,137
Beginning balance	25,137
Ending balance	34,812	25,137
Land [member]
Disclosure of detailed information about investment property [line items]
Investment Property	14,199	6,115
Beginning balance	6,115	6,071
Transfer	8,084	44
Ending balance	14,199	6,115
Land [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	14,199	6,115
Beginning balance	6,115
Ending balance	14,199	6,115
Land [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	14,199	6,115
Beginning balance	6,115
Ending balance	14,199	6,115
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment Property	10,242	6,884
Beginning balance	6,884	7,353
Transfer	5,343	564
Depreciation	(1,985)	(1,033)
Ending balance	10,242	6,884
Buildings [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	27,462	21,490
Beginning balance	21,490
Ending balance	27,462	21,490
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(17,220)	(14,606)
Beginning balance	(14,606)
Ending balance	(17,220)	(14,606)
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	10,242	6,884
Beginning balance	6,884
Ending balance	10,242	6,884
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Investment Property	10,371	12,138
Beginning balance	12,138	9,610
Transfer	473	4,124
Depreciation	(2,240)	(1,596)
Ending balance	10,371	12,138
Right-of-use assets [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	16,975	17,057
Beginning balance	17,057
Ending balance	16,975	17,057
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(6,604)	(4,919)
Beginning balance	(4,919)
Ending balance	(6,604)	(4,919)
Right-of-use assets [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	10,371	12,138
Beginning balance	12,138
Ending balance	₩ 10,371	₩ 12,138